Schedule of Geographical Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Year ended December 31, 2021
Revenue	$ 9,375,029	$ 3,700,727
Financing cost	79,693	176,386
Depletion	1,451,032	415,686
Depreciation	145,035	31,768
Accretion of asset retirement obligation	264,075	91,983
Stock-based compensation	2,118,917	336,366
Loss on impairment of exploration and evaluation assets	3,101,343
Loss on debt extinguishment	97,051	159,383
Gain on net monetary position	1,826,495
Net income (loss)	(6,121,754)	(4,893,126)
As at December 31
Non-current assets	37,018,219	4,689,331
Net loss	6,121,754	4,893,126
North america [member]
Year ended December 31, 2021
Revenue
Financing cost	79,693
Depletion
Depreciation	4,826
Accretion of asset retirement obligation
Stock-based compensation	2,118,917
Loss on impairment of exploration and evaluation assets
Loss on debt extinguishment	97,051
Gain on net monetary position
Net income (loss)	(6,684,988)
As at December 31
Non-current assets	42,762
Net loss	6,684,988
Turkey [member]
Year ended December 31, 2021
Revenue	9,375,029	3,700,727
Financing cost
Depletion	1,451,032	415,686
Depreciation	140,209	31,768
Accretion of asset retirement obligation	264,075	91,983
Stock-based compensation
Loss on impairment of exploration and evaluation assets
Loss on debt extinguishment
Gain on net monetary position	1,826,495
Net income (loss)	3,577,954	(379,473)
As at December 31
Non-current assets	36,975,457	1,573,185
Net loss	(3,577,954)	379,473
Bulgaria [member]
Year ended December 31, 2021
Revenue
Financing cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Loss on impairment of exploration and evaluation assets	3,101,343
Loss on debt extinguishment
Gain on net monetary position
Net income (loss)	(3,014,720)	(11,680)
As at December 31
Non-current assets		3,116,146
Net loss	$ 3,014,720	11,680
Canada [member]
Year ended December 31, 2021
Revenue
Financing cost		176,386
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation		336,366
Loss on debt extinguishment		159,383
Net income (loss)		(4,501,973)
As at December 31
Non-current assets
Net loss		$ 4,501,973